Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions								3 Months Ended
	May 02, 2023	Apr. 21, 2023	Apr. 20, 2023	Apr. 07, 2023	Feb. 07, 2023	Feb. 06, 2023	Jan. 31, 2023	Mar. 31, 2023	Mar. 20, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Percentage of workforce reduction								84.00%
MGTA-45 [Member]
Subsequent Event [Line Items]
Other Income								$ 1.1
Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit										$ 5.7
Cash and Cash Equivalents [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit										3.9
Restricted Cash [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
Deposit										$ 1.8
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of consecutive business day below closing minimum bid requirement							30 days
Minimum bid price requirement							$ 1
Minimum bid price requirements description							the Company has 180 calendar days, or until July 31, 2023, to regain compliance with the Minimum Bid Price Requirement. If the Company fails to satisfy the continued listing requirements of Nasdaq, such as the Minimum Bid Price Requirement, Nasdaq may take steps to delist its common stock.
Period granted to regain compliance with minimum bid requirement							180 days
Percentage of workforce reduction					84.00%
Severance and related cost					$ 5.4
Minimum fee payable under agreement						$ 1.5
Percentage of success fee of transaction value						1.00%
Subsequent Event [Member] | Dianthus [Member]
Subsequent Event [Line Items]
Merger Agreement Potential Termination Fee Payable	$ 13.3
Merger Agreement Potential Termination Fee Receivable	$ 13.3
Business Combination, Contingent Consideration Arrangements, Description	At or prior to the effective time of the Merger, the Company will enter into a Contingent Value Rights Agreement (the “CVR Agreement”) with a rights agent (“Rights Agent”) pursuant to which the Company’s pre-Merger common stockholders will receive one contingent value right (each, a “CVR”) for each outstanding share of common stock held by such stockholder on such date. Each CVR will represent the contractual right to receive certain net proceeds, if any, derived from any consideration that is paid to the Company as a result of the disposition of the Company’s pre-Merger legacy assets by December 31, 2023, net of any indemnity obligations, transaction costs and certain other expenses, during the period that is three years after the closing of the Merger. The contingent payments under the CVR Agreement, if they become payable, will become payable to the Rights Agent for subsequent distribution to the holders of the CVRs subject to certain withholdings for expenses and potential indemnity claims. In the event that no such proceeds are received, holders of the CVRs will not receive any payment pursuant to the CVR Agreement.
Subsequent Event [Member] | Maximum [Member] | Dianthus [Member]
Subsequent Event [Line Items]
Merger Agreement Potential Costs And Expenses Payable Upon Termination	$ 1.5
Merger Agreement Potential Costs And Expenses Receivable Upon Termination	$ 1.5
Subsequent Event [Member] | MGTA-45 [Member]
Subsequent Event [Line Items]
Cash Consideration				$ 0.8
Milestone Payment				10.0
Subsequent Event [Member] | MGTA-45 [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reimbursement Payment				$ 0.5
Subsequent Event [Member] | MGTA-145 [Member]
Subsequent Event [Line Items]
Cash Consideration			$ 1.0
Milestone Payment			$ 5.0
Subsequent Event [Member] | MGTA-117 [Member]
Subsequent Event [Line Items]
Cash Consideration		$ 1.5
Milestone Payment		$ 5.0
Subsequent Event [Member] | SVB Bridge Bank [Member]
Subsequent Event [Line Items]
Deposit									$ 36.9
Subsequent Event [Member] | Restricted Cash [Member] | SVB Bridge Bank [Member]
Subsequent Event [Line Items]
Deposit									$ 1.8